Equity (Tables)	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Warrants
CWNV Warrants
Balance at September 30, 2025	29,357
Granted	157,025
Exercised	(2,836)
Balance at March 31, 2026	183,546